Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31, 2011	December 31, 2012

Furniture and office equipment	1,055,377	696,780
Telecommunications equipment	3,450,208	4,699,800
Leasehold improvements	1,230,327	1,344,800
	5,735,912	6,741,380
Less: Accumulated depreciation and amortization	(2,143,167)	(3,823,268)
	3,592,745	2,918,112